SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Extractive Industries [Abstract]
Beginning Balance	$ 7,469,820
Additional capitalization	105,573
Asset retirement costs	(59,331)
Depletion	(551,225)	$ (376,157)
Beginning Balance	$ 6,964,837